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                                                              HARTFORD LIFE



                                                              LINDA M. HERNANDEZ
                                                              Legal Specialist


October 5, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two - Director Edge
     File No. 333-66343

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 15, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez

Enclosure